Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows Used in Operating Activities:
Net loss	$ (8,278)	$ (9,439)	$ (8,978)	$ (57,775)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3	28	92	131
Net accretion of discounts/premiums on debt securities	(51)	(210)	(573)	(1,612)
Share-based compensation	613	1,879	5,314	7,993
Gain on sale of joint venture			(22,350)	0
Loss on investment in joint venture	0	587	874	2,239
Changes in operating assets and liabilities:
Prepaid expenses, operating right-of-use assets and other current assets	(155)	(506)	(2,043)	2,724
Accounts payable	814	122	(152)	(698)
Accrued expenses and operating lease liabilities	(712)	(2,454)	(1,149)	(3,344)
Deferred revenue	(212)	(212)	(848)	1,060
Net cash used in operating activities	(7,978)	(10,205)	(29,813)	(49,282)
Cash Flows Provided by Investing Activities:
Purchases of marketable securities	0	(5,919)	(17,697)	(48,933)
Proceeds from maturities of marketable securities	17,900	18,000	46,465	84,425
Proceeds from sale of common stock received from sale of joint venture			20,000	0
Investment in joint venture	0	(1,000)	(1,500)	(2,000)
Net cash provided by investing activities	17,900	11,081	47,268	33,492
Cash Flows Provided by Financing Activities:
Proceeds from the issuance of common stock from a securities purchase agreement	3	0	0	5,405
Proceeds from the issuance of common stock under the stock purchase plan			16	62
Payments of offering costs			0	(268)
Net cash provided by financing activities	3	0	16	5,199
Net increase (decrease) in cash and cash equivalents	9,925	876	17,471	(10,591)
Cash and cash equivalents—beginning of year	31,374	13,903	13,903	24,494
Cash and cash equivalents—end of year	$ 41,299	$ 14,779	$ 31,374	$ 13,903